THE MAINSTAY GROUP OF FUNDS

MainStay Epoch Global Choice Fund MainStay Epoch Global Equity Yield Fund MainStay Epoch International Small Cap Fund MainStay Floating Rate Fund MainStay High Yield Corporate Bond Fund	MainStay High Yield Opportunities Fund MainStay ICAP International Fund MainStay ICAP Global Fund MainStay International Equity Fund MainStay 130/30 International Fund

Supplement dated April 1, 2010 (“Supplement”)
to each of the Summary Prospectuses dated February 26, 2010
and the Prospectuses dated February 26, 2010

This Supplement updates certain information contained in the above-dated Summary Prospectuses and Prospectuses for the above referenced funds (each a “Fund” and collectively, the “Funds”).  You may obtain copies of the Funds’ Summary Prospectuses, Prospectuses and Statements of Additional Information free of charge, upon request, by calling toll-free 800-MAINSTAY (624-6782), by writing to NYLIFE Distributors LLC, Attn: MainStay Marketing Department, 169 Lackawanna Avenue, Parsippany, New Jersey 07054 or by sending an e-mail to MainStayShareholderServices@nylim.com.  These documents are also available via the Funds’ website at mainstayinvestments.com/documents.  Please review this important information carefully.

Redemption Fees

Effective April 1, 2010, the redemption fees for the Funds are hereby removed.  All references to redemption fees for the Funds, including the references in the tables under the section entitled “Fees and Expenses of the Fund,” are removed from the Prospectuses.

PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE.

THE MAINSTAY GROUP OF FUNDS

MainStay Epoch Global Choice Fund MainStay Epoch Global Equity Yield Fund MainStay Epoch International Small Cap Fund MainStay Floating Rate Fund MainStay High Yield Corporate Bond Fund	MainStay International Equity Fund MainStay High Yield Opportunities Fund MainStay 130/30 International Fund MainStay ICAP Global Fund MainStay ICAP International Fund

Supplement dated April 1, 2010 (“Supplement”) to the
Statements of Additional Information dated February 26, 2010

This Supplement updates certain information contained in the above-dated Statements of Additional Information for the above-referenced funds (each a “Fund” and collectively, the “Funds”).  You may obtain copies of the Funds’ Summary Prospectuses, Prospectuses and Statements of Additional Information free of charge, upon request, by calling toll-free 800-MAINSTAY (624-6782), by writing to NYLIFE Distributors LLC, Attn: MainStay Marketing Department, 169 Lackawanna Avenue, Parsippany, New Jersey 07054 or by sending an e-mail to MainStayShareholderServices@nylim.com.  These documents are also available via the Fund’s website at mainstayinvestments.com/documents.  Please review this important information carefully.

Redemption Fees

Effective April 1, 2010, the redemption fees for the Funds are hereby removed.  All references to redemption fees for the Funds are removed from the Statements of Additional Information.

PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE.